Long-Term Debt - Term Bank Loans (Details)			1 Months Ended		2 Months Ended	3 Months Ended			4 Months Ended		5 Months Ended	6 Months Ended	11 Months Ended		12 Months Ended
	Jan. 10, 2019 USD ($)	Jan. 03, 2019 USD ($)	Jan. 30, 2019 USD ($)	Jan. 28, 2019 USD ($)	Feb. 15, 2018 USD ($)	Apr. 11, 2018 USD ($)	Apr. 04, 2018 USD ($)	Apr. 03, 2018 USD ($)	Apr. 30, 2018 USD ($)	Apr. 27, 2018 USD ($)	Jun. 07, 2018 USD ($)	Jun. 28, 2018 USD ($)	Dec. 10, 2018 USD ($)	Dec. 06, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 28, 2018 USD ($)	Dec. 18, 2018 USD ($)	Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Term loan balances outstanding															$ 1,544,622,000			$ 1,512,978,000
All Company's term bank loans
Debt Instrument [Line Items]
Debt periodic payment															semi-annual
Variable rate basis															LIBOR
Debt Instrument Maturity Date, Start															Feb. 28, 2019
Debt Instrument Maturity Date, End															Jan. 31, 2029
Minimum | All Company's term bank loans
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage															3.18%
Maximum | All Company's term bank loans
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage															5.21%
Eleven vessels
Debt Instrument [Line Items]
Duration of term bank loan					5 years
Debt instrument face amount					$ 162,575,000
Amount drawn down								$ 162,575,000
Number of repayment installments					10
Debt periodic payment															semi-annual
Debt periodic payment amount					$ 11,561,000
Debt balloon payment					$ 46,965,000
Repayment of vessels assumed debt							$ 181,168,000
Debt Instrument Maturity Date, Start															Oct. 31, 2018
Debt Instrument Maturity Date, End															Apr. 30, 2019
VLCC tanker Millennium
Debt Instrument [Line Items]
Repayment of debt						$ 10,158,000
Shuttle tanker Rio 2016
Debt Instrument [Line Items]
Debt instrument face amount										$ 12,475,000
Amount drawn down									$ 12,475,000
Number of repayment installments										12
Debt periodic payment															semi-annual
Debt periodic payment amount										$ 3,203,000
Debt balloon payment										$ 38,438,000
Shuttle tanker Brazil 2014
Debt Instrument [Line Items]
Duration of term bank loan											6 years
Debt instrument face amount											$ 80,000,000
Amount drawn down											$ 80,000,000
Number of repayment installments											12
Debt periodic payment															semi-annual
Debt balloon payment											$ 37,055,000
Shuttle tanker Brazil 2014 | First six installments
Debt Instrument [Line Items]
Debt periodic payment amount											3,745,000
Shuttle tanker Brazil 2014 | Following six installments
Debt Instrument [Line Items]
Debt periodic payment amount											3,412,500
Maria Princess, Nippon Princess and Ise Princess
Debt Instrument [Line Items]
Debt instrument face amount												$ 48,650,000
Number of repayment installments												10
Debt periodic payment															semi-annual
Debt periodic payment amount												$ 3,041,000
Debt balloon payment												$ 18,240,000
Two aframax tankers
Debt Instrument [Line Items]
Debt instrument face amount														$ 82,752,000
Amount drawn down													$ 5,172,000
Number of repayment installments														16
Debt periodic payment															semi-annual
Debt periodic payment amount														$ 2,299,000
Debt balloon payment														$ 45,973,000
Two aframax tankers | Subsequent Event
Debt Instrument [Line Items]
Amount drawn down		$ 5,172,000
Euro and Sakura Princess
Debt Instrument [Line Items]
Debt instrument face amount																	$ 44,000,000
Number of repayment installments																	10
Debt periodic payment															semi-annual
Debt periodic payment amount																	$ 2,350,000
Debt balloon payment																	$ 20,500,000
Debt Instrument Maturity Date, Start																	Jul. 31, 2020
Debt Instrument Maturity Date, End																	Sep. 30, 2020
LNG carrier Neo Energy
Debt Instrument [Line Items]
Duration of term bank loan																5 years
Debt instrument face amount																$ 62,500,000
Number of repayment installments																10
Debt periodic payment															semi-annual
Debt periodic payment amount																$ 3,000,000
Debt balloon payment																$ 32,500,000
LNG carrier Neo Energy | Subsequent Event
Debt Instrument [Line Items]
Amount drawn down	$ 62,500,000
Repayment of vessels assumed debt	$ 62,500,000
Spyros K and Dimitris P Suezmax tankers, Uraga Princess Aframax tanker and Salamina Panamax tanker | Subsequent Event
Debt Instrument [Line Items]
Duration of term bank loan				6 years
Debt instrument face amount				$ 88,150,000
Amount drawn down			$ 88,150,000
Number of repayment installments				12
Debt periodic payment				semi-annual
Debt periodic payment amount				$ 5,200,000
Debt balloon payment				$ 25,750,000
8-year term loan
Debt Instrument [Line Items]
Debt instrument face amount															$ 73,600,000
Repayment of debt											$ 66,658,000